Fair value measurement - Other information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Jul. 13, 2015
Schedule of fair value measurement details
Derivative asset		$ 2,328
Fair Value
Schedule of fair value measurement details
Convertible debt, fair value disclosures	$ 55,000	54,315
Derivative asset		2,328
Warrant
Schedule of fair value measurement details
Derivative asset	0	2,328
EnSync, Inc
Schedule of fair value measurement details
Equity method investment, fair value			$ 3,244
Investment in ENS's Convertible Preferred Stock, fair value			$ 13,199
Derivative asset	16,947
Other income (expense) | Warrant
Schedule of fair value measurement details
Change in fair value of derivative asset/liability	(2,328)	(14,619)
Fair Value, Inputs, Level 2 | Fair Value
Schedule of fair value measurement details
Convertible debt, fair value disclosures	55,000	54,315
Fair Value, Inputs, Level 1 | EnSync, Inc
Schedule of fair value measurement details
Equity method investment, fair value		1,841
Investment in ENS's Convertible Preferred Stock, fair value	2,214	12,109
Fair Value, Inputs, Level 1 | EnSync, Inc | Fair Value
Schedule of fair value measurement details
Equity method investment, fair value		3,040
Fair Value, Inputs, Level 3 | EnSync, Inc
Schedule of fair value measurement details
Investment in ENS's Convertible Preferred Stock, fair value	$ 2,214	$ 12,109